LEASES	12 Months Ended
Dec. 31, 2019
Lessee Disclosure [Abstract]
LEASES
NOTE 9:-	LEASES

a.
As of December 31, 2019, the Company had operating lease agreements for facilities and vehicles in the United States, Canada, Australia, United Kingdom, Israel and Singapore, Our leases have remaining lease terms of one year to 13 years, some of which include options to extend the leases for up to five years. Such options are included in the lease term when it is reasonably certain that the option will be exercised. Leases with an initial term of 12 months or less are not recorded on the balance sheet, the Company recognizes lease expense for these leases on a straight-line basis over the lease term. The Company does not separate non-lease components from the lease components to which they relate, and instead accounts for each separate lease and non-lease component associated with that lease component as a single lease component for all underlying asset classes.  The Company uses its estimated incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.

b.	The following table summarizes the Company’s lease-related assets and liabilities recorded on the condensed consolidated balance sheet:

	Classification	December 31, 2019

Assets
Operating lease assets	Operating lease right-of-use assets	$72,047
Total lease assets		$72,047

Liabilites
Current lease liabilities	Accrued expenses and other liabilities	$11,330
Long-term lease liabilities	Long-term lease liabilities	64,638
Total lease liabilities		$75,968

Lease Term and Discount Rate
Weighted-average remaining lease term — operating leases		9.21 years
Weighted-average discount rate — operating leases		3.51%

c.	The components of operating lease cost for the year ended December 31, 2019 were as follows:

December 31, 2019
Operating lease cost:
Operating lease expense	$14,540
Variable lease expense	2,774
Short-term lease expense	2,787
Sublease income	(673)
Total operating lease cost	$19,428

d.	The maturity of the Company’s operating lease liabilities as of December 31, 2019 are as follows:

December 31, 2019
2020	$14,511
2021	13,162
2022	10,832
2023	8,336
2024	7,356
2025 and thereafter	40,883
Total future lease payments (1,2)	$95,080
Less imputed interest	(19,112)
Total	$75,968

(1)	Total lease payments have not been reduced by sublease rental payments of approximately $2,100 due in the future under non-cancelable subleases.
(2)
As of December 31, 2019, the Company has additional operating lease payments, that have not yet commenced of approximately $6,400. These operating leases will commence during 2020 with lease terms of 7 to 11 years.

e.	For additional information regarding lease transactions between related parties, refer to Note 13.

f.	The following table presents supplemental cash flow information related to the lease costs for operating leases:

December 31, 2019
Cash paid for amounts included in measurement of lease liabilities
Operating cash flows for operating leases	$14,432
ROU Assets Obtained in Exchange for Lease Obligations
Operating leases	$82,185